                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022

Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York     May 10 2001
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     84

Form 13F Information Table Value Total:     $564,787,791


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

















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
                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                         MARCH 31, 2001

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

American Express
  Co. (AXP)            Common    025816109    1,751,285      42,404        X                      1,2,3             X
Astoria Financial
  Corp.(ASFC)          Common    046265104   20,752,026     388,342        X                      1,2,3             X
Banc of America
  Corp. (BAC)          Common    060505104      957,797      17,494        X                      1,2,3             X
Banc One Corp. (ONE)   Common    06423A103   21,184,548     585,532        X                      1,2,3             X
Bank of New York (BK)  Common    064057102    2,000,375      40,625        X                      1,2,3             X
Bay View Capital
  Corp. (BVC)          Common    07262L101      440,782      92,992        X                      1,2,3             X
Bear Stearns (BSC)     Common    073902108   22,759,652     497,587        X                      1,2,3             X
Blyth Inc. (BTH)       Common    09643P108      732,391      31,774        X                      1,2,3             X
Capital One
  Financial Corp.
  (COF)                Common    14040H105    1,253,357      22,583        X                      1,2,3             X
Carnival Corp. (CCL)   Common    143658102      748,390      27,047        X                      1,2,3             X
Citigroup Inc. (C)     Common    172967101   17,349,221     385,710        X                      1,2,3             X
City National
  Corp. (CYN)          Common    178566105   14,612,239     380,428        X                      1,2,3             X
Comerica, Inc. (CMA)   Common    200340107   19,306,646     313,929        X                      1,2,3             X
Community State
  Bank (TNEK)          Common    204136105      577,796      54,700        X                      1,2,3             X
Countrywide Credit
  (CCR)                Common    222372104    1,006,691      20,399        X                      1,2,3             X
Crossman Communities
  Inc (CROS)           Common    22764E109      465,450      17,859        X                      1,2,3             X
D. R. Horton
  Inc. (DHI)           Common    23331A109   12,280,835     580,654        X                      1,2,3             X
Dime Bancorp (DME)     Common    25429Q102    5,728,597     174,919        X                      1,2,3             X
Edwards A G
  Inc. (AGE)           Common    281760108   23,515,646     635,558        X                      1,2,3             X
Family Dollar
  Stores, Inc. (FDO)   Common    307000109      524,511      20,409        X                      1,2,3             X
Fastenal Co (FAST)     Common    311900104    1,357,323      24,905        X                      1,2,3             X



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

Federated Investors
  Inc. (FII)           Common    314211103    7,913,194     279,125        X                      1,2,3             X
Fidelity National
  Financial Inc.
  (FNF)                Common    316326107   16,245,535     606,856        X                      1,2,3             X
Fifth Third Banc
  (FITB)               Common    316773100    5,597,471     104,748        X                      1,2,3             X
Financial Federal
  Corp. (FIF)          Common    317492106    6,686,883     272,934        X                      1,2,3             X
Finova Corp. (FNV)     Common    317928109      167,242      92,912        X                      1,2,3             X
First American Corp.
  (FAF)                Common    318522307    2,242,890      86,265        X                      1,2,3             X
Fleetboston Financial
  Corp. (FBF)          Common    339030108   14,132,514     374,371        X                      1,2,3             X
Franklin Resources
  Inc. (BEN)           Common    35461301     7,444,119     190,338        X                      1,2,3             X
Freddie Mac (FRE)      Common    313400301   20,784,628     320,602        X                      1,2,3             X
G&K Services Inc.
  (GKSRA)              Common    361268105      683,358      34,275        X                      1,2,3             X
Gannett Inc. (GCI)     Common    364730101      657,935      11,017        X                      1,2,3             X
Golden State Bancorp
  (GSB)                Common    381197102    1,647,596      59,096        X                      1,2,3             X
Golden West Financial
  Corp. (GDW)          Common    381317106    3,242,664      49,964        X                      1,2,3             X
Goldman Sachs & Co.
  (GS)                 Common    38141G104    6,055,971      71,163        X                      1,2,3             X
Home Depot Inc. (HD)   Common    437076102      218,000       5,058        X                      1,2,3             X
Household International
  (HI)                 Common    441815107      717,337      12,109        X                      1,2,3             X
Intimate Brands
  Inc. (IBI)           Common    461156101      828,301      56,347        X                      1,2,3             X
Investors Financial
  Services Corp
  (IFIN)               Common    461915100    1,278,435      21,807        X                      1,2,3             X
Jabil Circuit Inc.
  (JBL)                Common    466313103      253,365      11,719        X                      1,2,3             X
JLG Industries
  Inc. (JLG)           Common    466210101      433,485      33,345        X                      1,2,3             X
John Nuveen Co.
  (JNC)                Common    478035108    4,676,400      86,600        X                      1,2,3             X
Johns Manville
  Corp. (JM)           Common    478129109      173,550      13,350        X                      1,2,3             X
LNR Property Corp.
  (LNR)                Common    501940100    7,827,435     276,100        X                      1,2,3             X
Lowe's Companies
  (LOW)                Common    548661107      437,089       7,478        X                      1,2,3             X
M&T Bank Corporation
  (MTB)                Common    55261F104    2,162,147      30,932        X                      1,2,3             X
Masco Corp. (MAS)      Common    574599106      908,243      37,624        X                      1,2,3             X
MBNA Corp. (KRB)       Common    55262L100   27,251,958     823,322        X                      1,2,3             X



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McDonalds Corporation
  (MCD)                Common    580135101      991,855      37,358        X                      1,2,3             X
Mellon Financial
  Corp. (MEL)          Common    58551A108    7,108,667     175,436        X                      1,2,3             X
Merrill Lynch Co.
  (MER)                Common    590188108   17,310,395     312,462        X                      1,2,3             X
Mohawk Inds.
  Inc. (MHK)           Common    608190104    1,248,774      44,472        X                      1,2,3             X
Moody's Corp. (MCO)    Common    615369105   22,370,755     811,711        X                      1,2,3             X
Morgan Stanley
  Dean Witter (MWD)    Common    617446448      753,976      14,093        X                      1,2,3             X
National City
  Corp. (NCC)          Common    635405103      313,724      11,728        X                      1,2,3             X
NCI Building
  Systems Inc. (NCS)   Common    628852105      828,032      48,996        X                      1,2,3             X
Northern Trust
  Corp. (NTRS)         Common    665859104    5,919,000      94,704        X                      1,2,3             X
Pacific Capital
  Bancorp (SABB)       Common    69404P101    1,591,758      55,486        X                      1,2,3             X
Plexus Corp. (PLXS)    Common    729132100      396,316      15,466        X                      1,2,3             X
Pro Business
  Services Inc. (PRBZ) Common    742674104    4,425,759     201,744        X                      1,2,3             X
Progressive Corp.
  (PGR)                Common    743315103    2,067,941      21,308        X                      1,2,3             X
Providian Financial
  Corp. (PVN)          Common    74406A102   19,965,214     407,038        X                      1,2,3             X
Raymond James
  Financial,
  Inc. (RJF)           Common    754730109    2,666,548      95,919        X                      1,2,3             X
Regions Financial
  (RGBK)               Common    758940100    4,007,668     140,929        X                      1,2,3             X
Robert Half Intl
  Inc. (RHI)           Common    770323103      500,305      22,385        X                      1,2,3             X
Ross Stores Inc.
 (ROST)                Common    778296103      526,219      28,065        X                      1,2,3             X
SEI Investments
  Company (SEIC)       Common    784117103    2,985,735      95,735        X                      1,2,3             X
Southern Pacific
  Funding Corp
  (SFCFQ)              Common    843576109         650      162,529        X                      1,2,3             X
Southtrust Corp
  (SOTR)               Common    844730101    6,273,377     137,123        X                      1,2,3             X
Sovereign
  Bancorp(SVRN)        Common    845905108   11,133,245   1,314,619        X                      1,2,3             X
Spdr Fd Financial
  (XLF)                Common    81369Y605    1,255,342      47,300        X                      1,2,3             X
State Street
  Corp. (STT)          Common    857477103   17,951,480     192,200        X                      1,2,3             X





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

Steiner Leisure
  Ltd. (STNR)          Common    P8744Y102      350,415      21,318        X                      1,2,3             X
Summit Bancorp (SUB)   Common    866005101   25,526,256     607,768        X                      1,2,3             X
TCF Financial
  Corp. (TCB)          Common    872275102    4,511,899     119,394        X                      1,2,3             X
Tiffany & Co. (TIF)    Common    886547108      835,485      30,660        X                      1,2,3             X
Toll Brothers
  Inc. (TOL)           Common    889478103    5,873,406     152,556        X                      1,2,3             X
UnionBancal
  Corp. (UB)           Common    908906100    1,419,644      48,869        X                      1,2,3             X
United Parcel
  Service (UPS)        Common    911312106    1,239,567      21,785        X                      1,2,3             X
US Bancorp (USB)       Common    902973304   27,835,704   1,199,815        X                      1,2,3             X
Wachovia Corp. (WB)    Common    929771103    1,158,005      19,220        X                      1,2,3             X
Washington Mutual
  (WM)                 Common    939322103   21,642,846     395,303        X                      1,2,3             X
Wells Fargo &
  C0. (WFC)            Common    949746101   23,834,547     481,798        X                      1,2,3             X
Westamerica Banc
  (WABC)               Common    957090103    7,993,978     211,761        X                      1,2,4             X
Total                                      $564,787,791































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